Deposits to institutional cooperators, net	12 Months Ended
Dec. 31, 2020
Deposits to institutional cooperators, net
Deposits to institutional cooperators, net

5. Deposits to institutional cooperators, net

The following table presents the deposits to cooperators as of December 31, 2019 and 2020, respectively:

	As of
	December 31,	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Deposits to cooperators	518,720,216	918,241,497	140,726,667
Provision for deposits to institutional cooperators	—	(10,318,117)	(1,581,321)
Deposits to cooperators, net	518,720,216	907,923,380	139,145,346

Deposits to cooperators relate to the pledged cash to the Group’s financial institutional cooperators and the amount of deposit is separately agreed with each institutional cooperator. To maintain the collaborative relationship with one of its institutional cooperator and to avoid any material adverse impact on the Group’s current business model and future transaction cost, the Group used deposits amounting to RMB970,000,000 to compensate for such institutional cooperator’s loss for the amount it had paid under investors’ or and institutional funding partners' claims arising from borrowers’ default to repay loans. The Group also assumed the right of subrogation and related rights against the defaulting borrowers, which were sold to a third party with the consideration of RMB10,000,000. The Group has recognized above loss of RMB960,000,000 as impairment of the deposits and has also provided an allowance for the potential losses of the remaining deposits, taking into account the underlying assets’ credit quality.

As of 31 December, 2020 the allowance of deposits to cooperators was RMB10,318,117  (US$1,581,321).

The following table presents the movement of the provision for deposits to institutional cooperators:

	As of	Provision for	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2019	institutional cooperators	institutional cooperators	2020
	RMB	RMB	RMB	RMB
Deposits to institutional cooperators	—	10,318,117	—	10,318,117

	As of	Provision for	Charge-off for	As of
	December 31,	deposits to	deposits to	December 31,
	2019	institutional cooperators	institutional cooperators	2020
	US$	US$	US$	US$
Deposits to institutional cooperators	—	1,581,321	—	1,581,321